Financial Risk Management - Summary of Risk factors related to its investments (Detail)	12 Months Ended
Dec. 31, 2021 BRL (R$)
Current inflation
Disclosure Of Stress Scenarios According To The Main Risk Factors Related To Its Investments [Line Items]
Variation in	inflation index
Stress Scenario	-100bps	[1]
Financial Impact	R$ 15,300	[2]
Exchange traded real estate funds
Disclosure Of Stress Scenarios According To The Main Risk Factors Related To Its Investments [Line Items]
Variation in	Share prices
Stress Scenario	-10	[1]
Financial Impact	R$ (10,900)	[2]
Brazilian stock prices
Disclosure Of Stress Scenarios According To The Main Risk Factors Related To Its Investments [Line Items]
Variation in	Share prices
Stress Scenario	-10	[1]
Financial Impact	R$ (7,400)	[2]
Fixed-rate offshore rates
Disclosure Of Stress Scenarios According To The Main Risk Factors Related To Its Investments [Line Items]
Variation in	US yield curve
Stress Scenario	-100bps	[1]
Financial Impact	R$ (7,700)	[2]
Foreign exchange rate
Disclosure Of Stress Scenarios According To The Main Risk Factors Related To Its Investments [Line Items]
Variation in	Foreign exchange rates
Stress Scenario	10	[1],[3]
Financial Impact	R$ 5,000.0	[2]
Domestic base overnight rate
Disclosure Of Stress Scenarios According To The Main Risk Factors Related To Its Investments [Line Items]
Variation in	Domestic base overnight rate
Stress Scenario	-100bps	[1]
Financial Impact	R$ (8,000.0)	[2]

[1]	bps - basis point (1bps = 0,01%)
[2]	In millions of Brazilian reais
[3]	Brazilian reais devaluation against US Dollars